Quarterly Financial Data (Notes)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

QUARTERLY FINANCIAL DATA (UNAUDITED):
Summarized unaudited quarterly financial data is presented below. The sum of net income per Limited Partner unit by quarter does not equal the net income per limited partner unit for the year due to the computation of income allocation between the General Partner and Limited Partners and variations in the weighted average units outstanding used in computing such amounts.

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2016:
Revenues	$4,481	$5,289	$5,531	$6,526	$21,827
Operating income (loss)	614	715	638	(165)	1,802
Net income (loss)	376	472	138	(362)	624
Common Unitholders’ interest in net income (loss)	(67)	60	(241)	(762)	(1,010)
Basic net income (loss) per Common Unit	$(0.10)	$0.07	$(0.33)	$(0.98)	$(1.37)
Diluted net income (loss) per Common Unit	$(0.10)	$0.07	$(0.33)	$(0.98)	$(1.37)

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2015:
Revenues	$10,326	$11,540	$6,601	$5,825	$34,292
Operating income	608	888	576	187	2,259
Net income	268	839	393	21	1,521
Common Unitholders’ interest in net income (loss)	(48)	298	59	(327)	(18)
Basic net income (loss) per Common Unit	$(0.11)	$0.45	$0.07	$(0.45)	$(0.06)
Diluted net income (loss) per Common Unit	$(0.11)	$0.45	$0.07	$(0.45)	$(0.07)

The three months ended December 31, 2016 and 2015 reflected the unfavorable impacts of $27 million and $120 million, respectively, related to non-cash inventory valuation adjustments. The three months ended December 31, 2016 and 2015 reflected the recognition of impairment losses of $813 million and $339 million, respectively. Impairment losses in 2016 were primarily related to our PEPL reporting unit, Sea Robin reporting unit and midstream midcontinent operations. In 2015, impairment losses were primarily related to Lone Star Refinery Services operations and our Transwestern pipeline. The three months ended September 30, 2016 reflected the recognition of a non-cash impairment of our investment in MEP of $308 million in our interstate transportation and storage segment.
For certain periods reflected above, distributions paid for the period exceeded net income attributable to partners. Accordingly, the distributions paid to the General Partner, including incentive distributions, further exceeded net income, and as a result, a net loss was allocated to the Limited Partners for the period.